Debt - Interest Expense Related to Credit Facility (Details) - Revolving Credit Facility [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Line of Credit Facility [Line Items]
Contractual interest expense	$ 0	$ 587	$ 312	$ 810
Amortization of debt issuance costs	0	472	117	705
Total interest expense	$ 0	$ 1,059	$ 429	$ 1,515